Consolidated Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating income:
Revenue	$ 4,561,300	$ 5,332,979
Cost of revenue	1,444,618	1,956,964
Gross profit	3,116,682	3,376,015
Operating expenses:
General and administrative expenses	12,905,073	9,275,251
Depreciation expense	7,160	9,588
Impairment loss on operating lease	0	303,327
Total operating expenses	12,912,233	9,588,166
Operating loss	(9,795,551)	(6,212,151)
Other expenses (income):
SEPA commitment fee and deferred fee expense	3,826,176	0
GEM warrant expense	2,448,000	0
GEM commitment fee expense	2,000,000
Other income, net	(62,985)	(150,692)
Interest income	(813)	0
Loss on extinguishment of debt	0	56,653
Change in fair value of convertible promissory notes	(34,000)	0
Total other expenses (income), net	4,610,711	9,256,351
Loss before income taxes	(14,406,262)	(15,468,502)
Effective tax rate, value	0	0
Net loss	$ (14,406,262)	$ (15,468,502)
Net loss per share
Basic	$ (2.1)	$ (2.4)
Diluted	$ (2.1)	$ (2.4)
Weighted average common shares outstanding
Basic	6,853,733	6,441,116
Diluted	6,853,733	6,441,116
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 2,631,060	$ 1,651,141
Change in fair value of warrant liability	(1,807,000)	0
Loss on modification of simple agreement for future equity	0	120,826
Change in fair value of simple agreement for future equity	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities	(1,404,863)	254,443
Related Party [Member]
Other expenses (income):
Interest expense	2,923,414	728,949
Change in fair value of warrant liability	115,000	0
Loss on modification of simple agreement for future equity	0	1,602,174
Change in fair value of simple agreement for future equity	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities	$ (3,063,278)	$ 606,857